Stockholders Equity (Details Narrative) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended		1 Months Ended			9 Months Ended		0 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2012 Non Executive Board Members [Member]	Dec. 31, 2012 SWKHP Holdings GP [Member]	Dec. 31, 2012 SWKHP Holdings LP [Member]	Sep. 30, 2013 Two Thousand Ten Stock Incentive Plan [Member]	Sep. 30, 2013 Employee Stock Option [Member]	May 14, 2012 Restricted Stock [Member]	Sep. 30, 2013 Restricted Stock [Member]	Sep. 30, 2012 Restricted Stock [Member]	Sep. 30, 2013 Restricted Stock [Member]	Sep. 30, 2012 Restricted Stock [Member]	Dec. 31, 2013 Restricted Stock [Member]	Dec. 31, 2012 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member]
Note6StockholdersEquityDetailsLineItems [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term								10 years		5 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in Shares)								2,600,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized									$ 100		$ 100		$ 100		$ 100
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition									1 year 7 months 6 days				3 months 18 days		73 days
Share-based Goods and Nonemployee Services Transaction, Quantity of Securities Issued (in Shares)					35,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number (in Shares)											1,682,500		1,682,500		1,682,500	1,647,500	400,000
Share-based Compensation	203	516	254	586							71	410	203	516
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures						13,000	6,000
Noncontrolling Interest, Increase from Subsidiary Equity Issuance				$ 7,000
Common stock, par value (in Dollars per share)	$ 0.001		$ 0.001	$ 0.001
Common stock, shares authorized (in Shares)	250,000,000		250,000,000	250,000,000